Going Concern (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Going Concern [Abstract]
Net loss	$ 9.5	$ 1.2
Net cash provided by operating activities	$ 0.7	$ 3.3